Equity - Dividends (Details) - EUR (€) € / shares in Units, € in Millions										12 Months Ended
	Dec. 19, 2019	Jun. 20, 2019	Jun. 07, 2019	Dec. 20, 2018	Jun. 15, 2018	Jun. 08, 2018	Dec. 14, 2017	Jun. 16, 2017	Jun. 09, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Cash dividends impact on equity										€ 2,756	€ 2,957	€ 2,602
Legal reserve										1,038
Profit for the year										€ 1,664	3,950	3,378
Ordinary shares
Disclosure of classes of share capital [line items]
Dividends paid (EUR per share)	€ 0.20	€ 0.20	€ 0.40	€ 0.20	€ 0.20	€ 0.40	€ 0.20	€ 0.20	€ 0.40
Dividends paid, total amount	€ 1,023	€ 1,023		€ 1,026	€ 1,025		€ 1,025	€ 994
Par value per share (EUR per share)										€ 1
Non-controlling interests
Disclosure of classes of share capital [line items]
Cash dividends impact on equity										€ 710	906	583
Profit for the year										522	€ 619	€ 246
Telefonica, S.A.
Disclosure of classes of share capital [line items]
Other reserves										5,740
Profit for the year										€ 5,740